IMG/Catalyst Capital Group Inc.

Room 1707, 17th Floor, CTS Center

219 Zhong Shan Wu Road

Guangzhou, PR China

510030

T:  011.86.13808821282  F:  011.86.2083332588

December 31, 2009

Dear Sir/Madam:

RE:  Form S-1 for Kama Resources Inc. CIK:0001479239

We represent the above-noted entity.   Please forward a copy of any and all of your correspondence by fax to my attention at 011.86.2083332588.

Thank you for your attention to this matter.

Yours truly,

Dave Wong

dave@catacapital.com

Cc:         Kama Resources Inc.